As filed with the Securities and Exchange Commission on December 13, 2017

File No. 333-219174

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 1	[X]

Franklin Value Investors Trust
(Exact Name of Registrant as Specified in Charter)

(201) 912-2100
(Registrant's Area Code and Telephone Number)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of Principal Executive Offices: Number, Street, City, State, and Zip Code)

Craig S. Tyle, One Franklin Parkway, San Mateo, Ca 94403-1906
(Name and Address of Agent for Service)

Copies to:

Bruce G. Leto, Esquire
Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103-7098

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

It is proposed that the filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

Parts A and B of this Amendment are incorporated by reference to the electronic filing made on August 22, 2017 under accession no. 0000856119-17-000034.

FRANKLIN VALUE INVESTORS TRUST
N-14

PART C

Other Information

Item 15. Indemnification

The Agreement and Declaration of Trust (the "Declaration") provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the "Delaware Act"), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, or is threatened to be made a party to any Proceeding (as defined in the Declaration) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

The following exhibits are incorporated by reference to the previously document indicated below, except as noted:

(1) Copies of the charter of the Registrant as now in effect;

(a)	Agreement and Declaration of Trust dated December 5, 2014 Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A File No. 033-31326 Filing Date: September 3, 2015

(b)	Certificate of Trust dated December 5, 2014 Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A File No. 033-31326 Filing Date: September 3, 2015

(2) Copies of the existing bylaws or corresponding instruments of the Registrant;

(a)	By-Laws dated December 5, 2014 Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A File No. 033-31326 Filing Date: September 3, 2015

(3) Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant;

Not Applicable

(4) Copies of the agreement of acquisition, reorganization, merger, liquidation, and any amendments to it;

(a)	Plan of Reorganization of the Franklin Value Investors Trust on behalf of its series Franklin MidCap Value Fund and Franklin Small Cap Value Fund dated November 24, 2017

(5)   Copies of all instruments Defining rights of holders of the securities being registered, including copies, where applicable, of the relevant portion of the articles of incorporation or by-laws of the Registrant;

(a)	Article III, V, VI, VIII and X of the Agreement and Declaration of Trust of the Registrant
Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A File No. 033-31326 Filing Date: September 3, 2015

(b)	Article II, VI, VII and VIII of the By-Laws of the Registrant
Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A File No. 033-31326 Filing Date: September 3, 2015

(6) Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

(a)

Management Agreement dated November 2, 2015 between Registrant on behalf of Franklin Balance Sheet Investment Fund and Franklin Advisory Services, LLC

Filing: Post-Effective Amendment No. 52

On Form N-1A

File No. 033-31326

Filing Date:  February 26, 2016

(b)

Management Agreement dated November 2, 2015 between Registrant on behalf of Franklin MicroCap Value Fund and Franklin Advisory Services, LLC

Filing: Post-Effective Amendment No. 52

On Form N-1A

File No. 033-31326

Filing Date:  February 26, 2016

(c)

Investment Management Agreement dated November 2, 2015 between Registrant on behalf of Franklin MidCap Value Fund and Franklin Advisory Services, LLC

Filing: Post-Effective Amendment No. 52

On Form N-1A

File No. 033-31326

Filing Date:  February 26, 2016

(d)

Investment Management Agreement dated November 2, 2015 between Registrant on behalf of Franklin Small Cap Value Fund and Franklin Advisory Services, LLC

Filing: Post-Effective Amendment No. 52

On Form N-1A

File No. 033-31326

Filing Date:  February 26, 2016

(7)   Copies of each underwriting contract or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

(a)

Form of Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: September 3, 2015

(b)

Forms of Selling Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated May 1, 2010

Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: February 25, 2011

(8)   copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of directors or officers of the registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

Not Applicable

(9)   copies of all custodian agreements and depository contracts under Section 17(f) of the 1940 Act [15 U.S.C. 80a-17(f)], for securities and similar investments of the registrant, including the schedule of remuneration;

(a)

Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Registrant:  Franklin New York Tax-Free Trust

Filing: Post-Effective Amendment No. 13 to Registration Statement on Form N-1A

File No. 33-07785

Filing Date: March 1, 1996

(b)

Amendment dated May 7, 1997 to the Master Custody Agreement dated February 16, 1996 between the Registrant and The Bank of New York Mellon

Filing: Post-Effective Amendment No. 17 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: February 27, 1998

(c)

Amendment dated February 27, 1998 to Master Custody Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: February 27, 2004

(d)

Amendment dated January 27, 2017 to Exhibit A of the Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: February 27, 2017

(e)

Amendment dated May 16, 2001 to Master Custody Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: December 20, 2001

(f)

Amendment dated January 27, 2017 to Schedule 1 of the Amendment dated May 16, 2001, to the Master Custody Agreement between Registrant and The Bank New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: February 27, 2017

(g)

Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon made as of May 16, 2001

Filing: Post-Effective Amendment No. 23 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: December 20, 2001

(h)	Amendment dated January 27, 2017 to Schedule 1 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon made as of May 16, 2001
Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A File No. 033-31326 Filing Date: February 27, 2017

(i)	Amendment dated November 19, 2014 to Schedule 2 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon made as of May 16, 2001
Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A File No. 033-31326 Filing Date: February 26, 2015

(j)

Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Registrant:  Franklin New York Tax-Free Trust

Filing: Post-Effective Amendment No. 13 to Registration Statement on Form N-1A

File No. 033-07785

Filing Date: March 1, 1996

(k)

Amendment dated January 27, 2017 to Exhibit A of the Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: February 27, 2017

(l)

Assignment of Master Custody Agreement between Franklin Value Investors Trust, a Massachusetts business trust, Franklin Value Investors Trust, a Delaware statutory trust, and The Bank of New York Mellon

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: February 27, 2017

(10)  copies of any plan entered into by registrant pursuant to Rule l2b-1 under the 1940 Act [17 CFR 270.12b-1] and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by registrant pursuant to Rule 18f-3 under the 1940 Act [17 CFR 270.18f-3], any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the registrant’s directors describing any action taken to revoke the plan;

(a)	Class A Distribution Plan pursuant to 12b-1 between the Registrant on behalf of Franklin Balance Sheet Investment Fund and Franklin/Templeton Distributors, Inc.
Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A File No. 033-31326 Filing Date: February 27, 2017

(b)	Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin MicroCap Value Fund and Franklin/Templeton Distributors, Inc.
Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A File No. 033-31326 Filing Date: February 27, 2017

(c)	Class A Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin MidCap Value Fund and Franklin/Templeton Distributors, Inc.
Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A File No. 033-31326 Filing Date: February 27, 2017

(d)	Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Small Cap Value Fund, and Franklin/Templeton Distributors, Inc.
Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A File No. 033-31326 Filing Date: February 27, 2017

(e)

Class C Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Balance Sheet Investment Fund, Franklin MidCap Value Fund and Franklin Small Cap Value Fund, and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A File No. 033-31326 Filing Date: February 27, 2017

(f)

Class R Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Balance Sheet Investment Fund, Franklin MidCap Value Fund and Franklin Small Cap Value Fund, and Franklin/Distributors, Inc.

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: February 27, 2017

(g)

Form of Multiple Class Plan on behalf of Franklin Balance Sheet Investment Fund

Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: September 3, 2015

(h)	Form of Multiple Class Plan on behalf of Franklin MicroCap Value Fund Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A File No. 033-31326 Filing Date: September 3, 2015

(i)	Form of Multiple Class Plan on behalf of Franklin MidCap Value Fund Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A File No. 033-31326 Filing Date: September 3, 2015

(j)	Form of Multiple Class Plan for Franklin Small Cap Value Fund Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A File No. 033-31326 Filing Date: September 3, 2015

(11)	an opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable;

(a)	Legal Opinion dated July 6, 2017 Filing: Registration Statement on Form N-14 File No. 333-219174 Filing Date: July 6, 2017

(12)

an opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

(a)	Tax Opinion dated December 1, 2017

(13)	copies of all material contracts of the registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

(a)

Amended and Restated Subcontract for Fund Administrative Services dated February 28, 2012 and amended as of May 1, 2014 between Franklin Advisory Services, LLC and Franklin Templeton Services, LLC for Franklin Value Investors Trust on behalf of Franklin Balance Sheet Investment Fund, Franklin MicroCap Value Fund and Franklin Small Cap Value Fund

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: February 26, 2015

(b)

Subcontract for Fund Administration Services dated as of May 1, 2013 and amended as of May 1, 2014 between Franklin Advisory Services, LLC and Franklin Templeton Services, LLC for Franklin MidCap Value Fund

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: February 26, 2015

(c)

Amended and Restated Transfer Agent and Shareholder Services Agreement dated June 1, 2014 between Registrant and Franklin Templeton Investor Services, LLC

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: February 26, 2015

(d)

Assignment of Transfer Agency and Shareholder Services Agreement dated November 2, 2015 between Franklin Value Investors Trust, a Massachusetts business trust, Franklin Value Investors Trust, a Delaware statutory trust and Franklin Templeton Investors Services, LLC

Filing: Post-Effective Amendment No. 52 to Registration Statement Form N-1A

File No. 033-31326

Filing Date:  February 26, 2016

(14)	copies of any other opinions, appraisals or rulings, and consents to their use relied on in preparing the registration statement and required by Section 7 of the 1933 Act [15 U.S.C. 77g];

(a)	Consent of Independent Registered Public Accounting Firm Filing: Registration Statement on Form N-14 File No. 333-219174 Filing Date: July 6, 2017

(15)	all financial statements omitted pursuant to Item 14(a)(1);

Not Applicable

(16)	manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

(a)	Franklin Value Investors Trust Powers of Attorney dated June 29, 2017 Filing: Registration Statement on Form N-14 File No. 333-219174 Filing Date: July 6, 2017

(b)	Franklin Value Investors Trust Power of Attorney dated July 5, 2017 Filing: Registration Statement on Form N-14 File No. 333-219174 Filing Date: July 6, 2017
(17)	any additional exhibits which the Registrant may wish to file.

(a)	Code of Ethics dated May 1, 2013 Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A File No. 033-31326 Filing Date: February 26, 2015

Item 17.    Undertakings

(a)   The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act[17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(b)  The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registrations statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, as amended, the registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment to its Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933, as amended and has duly caused this Registration Statement to be signed on its behalf by the undersigned, in the City of San Mateo and the State of California, on the 12th of December, 2017

FRANKLIN VALUE INVESTORS TRUST

(Delaware statutory trust)

(Registrant)

By:   /s/Steven J. Gray

Steven J. Gray

Vice President and Secretary

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Peter Langerman* Peter Langerman	President, Chief Executive Officer-Investment Management Dated: December 12, 2017

Matthew T. Hinkle * Matthew T. Hinkle	Chief Executive Officer-Finance and Administration Dated: December 12, 2017

Robert G. Kubilis* Robert G. Kubilis	Chief Financial Officer and Chief Accounting Officer Dated: December 12, 2017

Edward I. Altman*	Trustee
Edward I. Altman Ann Torre Bates* Ann Torre Bates	Dated: December 12, 2017 Trustee Dated: December 12, 2017

Burton J. Greenwald*	Trustee
Burton J. Greenwald Jan Hopkins Trachtman* Jan Hopkins Trachtman	Dated: December 12, 2017 Trustee Dated: December 12, 2017

Gregory E. Johnson*	Trustee
Gregory E. Johnson Jennifer M. Johnson* Jennifer M. Johnson	Dated: December 12, 2017 Trustee Dated: December 12, 2017

Keith Mitchell*	Trustee
Keith Mitchell	Dated: December 12, 2017

David W. Niemiec* David W. Niemiec	Trustee Dated: December 12, 2017

Charles Rubens II* Charles Rubens II	Trustee Dated: December 12, 2017

Robert E. Wade*	Trustee
Robert E. Wade	Dated: December 12, 2017

Gregory H. Williams* Gregory H. Williams	Trustee Dated: December 12, 2017

*By:  /s/Steven J. Gray

      Steven J. Gray

Attorney-in-Fact

(Pursuant to Power of Attorney previously filed)

FRANKLIN VALUE INVESTORS TRUST
REGISTRATION STATEMENT
EXHIBITS INDEX

EXHIBIT NO.	DESCRIPTION

EX-99.(4)(a)	Plan of Reorganization of the Franklin Value Investors Trust on behalf of its series Franklin MidCap Value Fund and Franklin Small Cap Value Fund dated November 24, 2017

EX-99.(11)(b)	Tax Opinion dated December 1, 2017